T. ROWE PRICE U.S. High Yield Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  7.5% (1)
Consumer Goods  1.0%
Varsity Brands, FRN, 3M TSFR + 3.25%, 7.448%, 8/26/31  5,128 5,144
5,144
Energy  1.0%
WaterBridge Midstream Operating, FRN, 3M TSFR + 4.75%,
9.314%, 6/27/29  5,187 5,181
5,181
Health Care  1.0%
Endo Finance Holdings, FRN, 1M TSFR + 4.00%, 8.316%,
4/23/31 (2) 5,158 5,175
5,175
Retail  1.0%
Victra Holdings, FRN, 3M TSFR + 4.25%, 8.546%, 3/31/29  5,209 5,217
5,217
Technology & Electronics  2.0%
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.066%, 11/22/32  5,170 5,312
Icon Parent, FRN, 6M TSFR + 5.00%, 9.205%, 11/12/32  5,240 5,299
10,611
Telecommunications  1.5%
Level 3 Financing, FRN, 1M TSFR + 4.25%, 8.566%, 3/29/32  5,190 5,210
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.78%, 4/16/29  2,751 2,733
7,943
Total Bank Loans (Cost $38,748) 39,271
CORPORATE BONDS  84.5%
Automotive  1.3%
Aston Martin Capital Holdings, 10.00%, 3/31/29 (3) 7,043 6,796
6,796
Basic Industry  6.0%
Celanese U.S. Holdings, 6.75%, 4/15/33  5,905 5,936
ERO Copper, 6.50%, 2/15/30 (3) 2,050 1,999
First Quantum Minerals, 8.00%, 3/1/33 (3) 2,535 2,636
First Quantum Minerals, 8.625%, 6/1/31 (3) 4,933 5,159
Ivanhoe Mines, 7.875%, 1/23/30 (3) 5,145 5,216
LGI Homes, 8.75%, 12/15/28 (3) 4,915 5,130
Quikrete Holdings, 6.75%, 3/1/33 (3) 5,225 5,401
31,477
Capital Goods  3.1%
AAR Escrow Issuer, 6.75%, 3/15/29 (3) 4,815 4,947
Bombardier, 7.25%, 7/1/31 (3) 5,400 5,683

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Owens-Brockway Glass Container, 7.25%, 5/15/31 (3) 5,173 5,264
TransDigm, 6.25%, 1/31/34 (3) 506 518
16,412
Consumer Goods  1.6%
HLF Financing, 12.25%, 4/15/29 (3) 7,459 8,112
8,112
Energy  16.1%
Aethon United BR, 7.50%, 10/1/29 (3) 5,105 5,322
Ascent Resources Utica Holdings, 6.625%, 7/15/33 (3) 5,075 5,158
Chord Energy, 6.75%, 3/15/33 (3) 5,385 5,499
Enbridge, Series NC5, VR, 8.25%, 1/15/84 (4) 7,380 7,856
Energy Transfer, VR, 8.00%, 5/15/54 (4) 5,075 5,380
Excelerate Energy, 8.00%, 5/15/30 (3) 5,090 5,408
Howard Midstream Energy Partners, 7.375%, 7/15/32 (3) 2,460 2,558
Ithaca Energy North Sea, 8.125%, 10/15/29 (3) 5,090 5,306
NGL Energy Operating, 8.125%, 2/15/29 (3) 5,765 5,873
PBF Holding, 7.875%, 9/15/30 (3) 5,020 4,857
PBF Holding, 9.875%, 3/15/30 (3) 560 578
Permian Resources Operating, 7.00%, 1/15/32 (3) 4,650 4,813
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (4) 7,350 7,718
Sunoco, 7.00%, 5/1/29 (3) 4,725 4,902
Venture Global LNG, VR, 9.00% (3)(4)(5) 7,100 7,038
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (3) 900 941
Weatherford International, 8.625%, 4/30/30 (3) 5,318 5,438
84,645
Financial Services  10.4%
APH Somerset Investor 2, 7.875%, 11/1/29 (3) 5,145 5,357
Aretec Group, 10.00%, 8/15/30 (3) 8,730 9,505
Block, 6.00%, 8/15/33 (3) 5,200 5,343
Bread Financial Holdings, VR, 8.375%, 6/15/35 (3)(4) 5,365 5,526
Encore Capital Group, 9.25%, 4/1/29 (3) 4,835 5,101
FirstCash, 6.875%, 3/1/32 (3) 1,855 1,922
NCR Atleos, 9.50%, 4/1/29 (3) 3,995 4,319
OneMain Finance, 7.875%, 3/15/30  4,850 5,129
Osaic Holdings, 6.75%, 8/1/32 (3) 2,050 2,081
PRA Group, 8.875%, 1/31/30 (3) 4,965 5,201
Rfna, 7.875%, 2/15/30 (3) 5,165 5,333
54,817
Health Care  3.4%
1261229 B.C., 10.00%, 4/15/32 (3) 5,150 5,343
Amneal Pharmaceuticals, 6.875%, 8/1/32 (3) 5,200 5,350
CHS, 10.875%, 1/15/32 (3) 5,075 5,354

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Heartland Dental, 10.50%, 4/30/28 (3) 1,916 2,019
18,066
Insurance  1.0%
Alliant Holdings Intermediate, 7.00%, 1/15/31 (3) 4,910 5,076
5,076
Leisure  3.9%
Odeon Finco, 12.75%, 11/1/27 (3) 5,060 5,237
Six Flags Entertainment, 7.25%, 5/15/31 (3) 10,093 10,143
Voyager Parent, 9.25%, 7/1/32 (3) 4,995 5,245
20,625
Media  8.7%
CCO Holdings, 6.375%, 9/1/29 (3) 5,200 5,271
CCO Holdings, 7.375%, 3/1/31 (3) 5,510 5,710
CSC Holdings, 11.25%, 5/15/28 (3) 5,440 5,426
Deluxe, 8.125%, 9/15/29 (3) 5,190 5,423
Directv Financing, 8.875%, 2/1/30 (3) 5,082 5,050
Gray Media, 7.25%, 8/15/33 (3) 2,050 2,012
Gray Media, 10.50%, 7/15/29 (3) 4,067 4,423
Midcontinent Communications, 8.00%, 8/15/32 (3) 5,432 5,663
Sinclair Television Group, 8.125%, 2/15/33 (3) 2,770 2,829
Univision Communications, 9.375%, 8/1/32 (3) 3,750 3,947
45,754
Real Estate  4.8%
Anywhere Real Estate Group, 7.00%, 4/15/30 (3) 5,433 5,338
Blackstone Mortgage Trust, 7.75%, 12/1/29 (3) 5,530 5,876
Brookfield Property REIT, 4.50%, 4/1/27 (3) 4,970 4,858
VICI Properties, 5.625%, 5/15/52  5,730 5,244
Windstream Services, 8.25%, 10/1/31 (3) 3,690 3,838
25,154
Retail  3.6%
Cougar JV Subsidiary, 8.00%, 5/15/32 (3) 5,238 5,539
EG Global Finance, 12.00%, 11/30/28 (3) 6,740 7,450
LCM Investments Holdings II, 8.25%, 8/1/31 (3) 4,720 4,991
Saks Global Enterprises, 11.00%, 12/15/29 (3) 5,175 932
18,912
Services  3.8%
Avis Budget Car Rental, 8.25%, 1/15/30 (3) 7,760 8,041
Hertz, 12.625%, 7/15/29 (3) 2,880 2,970
RB Global Holdings, 7.75%, 3/15/31 (3) 1,235 1,295
Williams Scotsman, 7.375%, 10/1/31 (3) 7,404 7,728
20,034
Technology & Electronics  3.0%
Cloud Software Group, 8.25%, 6/30/32 (3) 4,990 5,339

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cloud Software Group, 9.00%, 9/30/29 (3) 5,090 5,287
Kioxia Holdings, 6.625%, 7/24/33 (3) 2,582 2,566
McAfee, 7.375%, 2/15/30 (3) 2,765 2,551
15,743
Telecommunications  5.8%
Digicel International Finance, 8.625%, 8/1/32 (3) 5,162 5,295
EchoStar, 10.75%, 11/30/29  5,255 5,656
Level 3 Financing, 6.875%, 6/30/33 (3) 5,155 5,193
Maya, 7.00%, 4/15/32 (3) 5,090 5,236
Uniti Group, 8.625%, 6/15/32 (3) 5,074 5,017
Uniti Group, 10.50%, 2/15/28 (3) 2,820 2,961
Verizon Communications, 5.25%, 4/2/35  1,060 1,068
30,426
Transportation  4.2%
Avianca Midco 2, 9.625%, 2/14/30 (3) 2,720 2,605
JetBlue Airways, 9.875%, 9/20/31 (3) 6,200 6,161
Latam Airlines Group, 7.625%, 1/7/31 (3) 1,835 1,891
Latam Airlines Group, 7.875%, 4/15/30 (3) 5,790 5,991
OneSky Flight, 8.875%, 12/15/29 (3) 5,111 5,379
22,027
Utility  3.8%
Edison International, VR, 7.875%, 6/15/54 (4) 1,630 1,614
Edison International, VR, 8.125%, 6/15/53 (4) 3,980 3,980
NRG Energy, VR, 10.25% (3)(4)(5) 3,405 3,746
Talen Energy Supply, 8.625%, 6/1/30 (3) 4,635 4,936
Vistra, VR, 8.00% (3)(4)(5) 5,321 5,427
19,703
Total Corporate Bonds (Cost $435,692) 443,779
PREFERRED STOCKS  0.7%
Financial Services  0.7%
Osaic Financial Services, 6.50%, 11/30/27  152 3,336
Total Preferred Stocks (Cost $2,727) 3,336

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  4.7%
Money Market Funds  4.7%
T. Rowe Price Government Reserve Fund, 4.37% (6)(7) 24,924 24,924
Total Short-Term Investments (Cost $24,924) 24,924
Total Investments in Securities 97.4%
(Cost $502,091) $ 511,310
Other Assets Less Liabilities 2.6% 13,721
Net Assets 100.0% $ 525,031
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $394,198 and represents 75.1% of net assets.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Perpetual security with no stated maturity date.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — # $ — $ 172 +
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 21,007 ¤ ¤ $ 24,924 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $172 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,924.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE U.S. High Yield Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 483,050 $ — $ 483,050
Preferred Stocks — 3,336 — 3,336
Short-Term Investments 24,924 — — 24,924
Total $ 24,924 $ 486,386 $ — $ 511,310
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1106-054Q1 08/25